Schedule of Investments (unaudited)	iShares® Global Materials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 16.5%
BHP Group Ltd.	1,036,705	$29,684,603
BlueScope Steel Ltd.	99,358	1,094,791
Fortescue Metals Group Ltd.	346,467	4,166,179
Glencore PLC	2,242,287	12,145,204
Newcrest Mining Ltd.	182,934	2,606,119
Northern Star Resources Ltd.	240,487	1,128,054
OZ Minerals Ltd.	67,896	834,650
Rio Tinto Ltd.	75,949	5,418,114
Rio Tinto PLC	217,418	12,998,688
South32 Ltd.	952,053	2,579,768
		72,656,170
Belgium — 0.6%
Solvay SA	14,840	1,208,957
Umicore SA	41,102	1,440,790
		2,649,747
Brazil — 3.0%
Vale SA, ADR	799,274	11,693,379
Yara International ASA	32,072	1,343,848
		13,037,227
Canada — 8.1%
Agnico Eagle Mines Ltd.	93,092	4,261,172
Barrick Gold Corp.	364,680	6,448,195
CCL Industries Inc., Class B, NVS	30,059	1,420,750
First Quantum Minerals Ltd.	113,230	2,148,133
Franco-Nevada Corp.	39,252	5,163,261
Kinross Gold Corp.	265,813	945,792
Nutrien Ltd.	112,900	8,991,127
Teck Resources Ltd., Class B	96,668	2,955,914
Wheaton Precious Metals Corp.	92,226	3,323,059
		35,657,403
Chile — 0.6%
Empresas CMPC SA	228,119	379,100
Sociedad Quimica y Minera de Chile SA, ADR	29,265	2,444,506
		2,823,606
Denmark — 0.9%
Chr Hansen Holding A/S	21,192	1,546,967
Novozymes A/S, Class B	42,635	2,565,900
		4,112,867
Finland — 1.2%
Stora Enso OYJ, Class R	125,751	1,992,538
UPM-Kymmene OYJ	109,202	3,348,493
		5,341,031
France — 4.2%
Air Liquide SA	107,134	14,420,533
ArcelorMittal SA	124,715	2,796,782
Arkema SA	12,995	1,162,435
		18,379,750
Germany — 3.2%
BASF SE	187,915	8,221,703
Covestro AG(a)	39,857	1,384,978
HeidelbergCement AG	29,471	1,422,898
Symrise AG.	27,203	2,966,901
		13,996,480
Ireland — 8.8%
CRH PLC	157,168	5,423,678
James Hardie Industries PLC	91,538	2,004,028
Security	Shares	Value

Ireland (continued)
Linde PLC	103,130	$29,652,969
Smurfit Kappa Group PLC	52,602	1,773,847
		38,854,522
Japan — 5.9%
Asahi Kasei Corp.	285,700	2,173,425
JFE Holdings Inc.	117,600	1,237,175
Mitsubishi Chemical Holdings Corp.	287,900	1,564,353
Nippon Paint Holdings Co. Ltd.	296,300	2,216,973
Nippon Steel Corp.	194,629	2,723,853
Nitto Denko Corp.	30,700	1,985,631
Shin-Etsu Chemical Co. Ltd.	81,400	9,150,248
Sumitomo Chemical Co. Ltd.	336,600	1,317,350
Sumitomo Metal Mining Co. Ltd.	56,500	1,751,743
Toray Industries Inc.	333,800	1,878,905
		25,999,656
Mexico — 0.9%
Cemex SAB de CV, NVS(b)	3,128,859	1,218,278
Grupo Mexico SAB de CV, Series B	638,101	2,642,267
		3,860,545
Netherlands — 1.7%
Akzo Nobel NV	37,206	2,433,193
Koninklijke DSM NV	35,763	5,123,069
		7,556,262
Norway — 0.4%
Norsk Hydro ASA	280,850	1,587,157

Peru — 0.2%
Southern Copper Corp.	17,262	859,820

South Korea — 1.5%
LG Chem Ltd.	9,678	3,844,894
POSCO Holdings Inc.	15,535	2,770,467
		6,615,361
Sweden — 0.8%
Boliden AB	56,190	1,796,982
Svenska Cellulosa AB SCA, Class B	121,712	1,828,728
		3,625,710
Switzerland — 4.0%
Givaudan SA, Registered	1,628	5,738,229
Holcim AG	105,855	4,540,071
Sika AG, Registered	31,455	7,260,984
		17,539,284
Taiwan — 1.5%
Formosa Plastics Corp.	887,720	3,241,456
Nan Ya Plastics Corp.	1,155,940	3,226,685
		6,468,141
United Kingdom — 4.4%
Amcor PLC	307,280	3,819,490
Anglo American PLC	273,757	9,786,421
Croda International PLC	29,231	2,310,477
DS Smith PLC	276,934	937,926
Johnson Matthey PLC	41,175	970,933
Mondi PLC	99,902	1,773,276
		19,598,523
United States — 31.0%
Air Products and Chemicals Inc.	45,375	10,911,780
Albemarle Corp.	23,962	5,007,579
Avery Dennison Corp.	16,815	2,721,844
Ball Corp.	65,765	4,522,659

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Celanese Corp.	21,938	$2,580,128
CF Industries Holdings Inc.	43,559	3,734,313
Corteva Inc.	148,206	8,023,873
Dow Inc.	148,972	7,688,445
DuPont de Nemours Inc.	104,141	5,788,157
Eastman Chemical Co.	26,188	2,350,897
Ecolab Inc.	50,847	7,818,235
FMC Corp.	25,737	2,754,116
Freeport-McMoRan Inc.	297,386	8,701,514
International Flavors & Fragrances Inc.	52,139	6,210,798
International Paper Co.	75,829	3,171,927
LyondellBasell Industries NV, Class A	53,382	4,668,790
Martin Marietta Materials Inc.	12,773	3,822,192
Mosaic Co. (The)	75,213	3,552,310
Newmont Corp.	162,566	9,700,313
Nucor Corp.	55,036	5,746,309
Packaging Corp. of America	19,284	2,651,550
PPG Industries Inc.	48,324	5,525,366
Sealed Air Corp.	30,099	1,737,314
Sherwin-Williams Co. (The)	48,886	10,946,064
Vulcan Materials Co.	27,217	3,867,536
Westrock Co.	53,457	2,129,727
		136,333,736
Total Common Stocks — 99.4%
(Cost: $541,912,539)		437,552,998

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR(c)	232,660	998,111
Security	Shares	Value

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,554	$287,779

Total Preferred Stocks — 0.3%
(Cost: $2,341,609)		1,285,890

Total Long-Term Investments — 99.7%
(Cost: $544,254,148)		438,838,888

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	174,515	174,498
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	210,000	210,000

Total Short-Term Securities — 0.1%
(Cost: $384,498)		384,498

Total Investments in Securities — 99.8%
(Cost: $544,638,646)		439,223,386

Other Assets Less Liabilities — 0.2%		1,071,484
Net Assets — 100.0%		$440,294,870

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$174,518	(a)	$—		$(20)	$—	$174,498	174,515	$156	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	—		(2,280,000	)(a)	—	—	210,000	210,000	1,560		—
						$(20)	$—	$384,498		$1,716		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	09/15/22	$355	$(18,546)
FTSE 100 Index	5	09/16/22	434	(3,142)
MSCI Emerging Markets Index	6	09/16/22	301	1,750
S&P 500 E-Mini Index	2	09/16/22	379	(11,108)
				$(31,046)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$224,700,948	$212,852,050	$—	$437,552,998
Preferred Stocks	998,111	287,779	—	1,285,890
Money Market Funds	384,498	—	—	384,498
	$226,083,557	$213,139,829	$—	$439,223,386
Derivative financial instruments(a)
Assets
Futures Contracts	$1,750	$—	$—	$1,750
Liabilities
Futures Contracts	(29,654)	(3,142)	—	(32,796)
	$(27,904)	$(3,142)	$—	$(31,046)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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